ROYALTY INCOME (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Royalty income	$ 9,241
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Royalty income	$ 9,241	$ 0